Income Taxes (Schedule Of Federal And State Income Taxed Charged To Income) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Total current income taxes	$ 8,781	$ 11,203	$ 26,982	$ 27,762	$ 70,235	$ 58,548	$ 67,162
Income Tax Expense (Benefit), Total					48,044	37,742	47,699
Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal					944	53,937	55,201
Current income taxes, State					110	15,191	16,641
Total current income taxes					1,054	69,128	71,842
Deferred income taxes, Federal					58,114	(8,048)	(3,285)
Deferred income taxes, State					12,498	(1,031)	204
Total deferred income taxes					70,612	(9,079)	(3,081)
Net amortization of investment credit					(1,431)	(1,501)	(1,599)
Income Tax Expense (Benefit), Total					70,235	58,548	67,162
Charged To Other Income And Deductions [Member]
Income Taxes [Line Items]
Current income taxes, Federal					(459)	(16,909)	(15,646)
Current income taxes, State					(5)	(4,193)	(4,127)
Total current income taxes					(464)	(21,102)	(19,773)
Deferred income taxes, Federal					(18,082)	246	251
Deferred income taxes, State					(3,645)	50	59
Total deferred income taxes					(21,727)	296	310
Income Tax Expense (Benefit), Total					(22,191)	(20,806)	(19,463)
Indianapolis Power And Light Company [Member]
Income Taxes [Line Items]
Total current income taxes	$ 8,781	$ 11,203	$ 26,982	$ 27,762	70,235	58,548	67,162
Income Tax Expense (Benefit), Total					69,283	57,720	67,816
Indianapolis Power And Light Company [Member] | Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal					944	53,937	55,201
Current income taxes, State					110	15,191	16,641
Total current income taxes					1,054	69,128	71,842
Deferred income taxes, Federal					58,114	(8,048)	(3,285)
Deferred income taxes, State					12,498	(1,031)	204
Total deferred income taxes					70,612	(9,079)	(3,081)
Net amortization of investment credit					(1,431)	(1,501)	(1,599)
Income Tax Expense (Benefit), Total					70,235	58,548	67,162
Indianapolis Power And Light Company [Member] | Charged To Other Income And Deductions [Member]
Income Taxes [Line Items]
Current income taxes, Federal					329	(752)	395
Current income taxes, State					69	(62)	245
Total current income taxes					398	(814)	640
Deferred income taxes, Federal					(1,202)	(13)	10
Deferred income taxes, State					(148)	(1)	4
Total deferred income taxes					(1,350)	(14)	14
Income Tax Expense (Benefit), Total					$ (952)	$ (828)	$ 654